Money Market Fund
MONEY MARKET FUND
Investment Objective
The investment objective of the Fund is to provide current income while maintaining a stable share price of $1.00.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Money Market Fund	Retail Class	Institutional Class
Management Fees	0.38%	0.38%
Distribution (12b-1) Fees	0.20%	0.03%
Other Expenses	0.32%	0.30%
Total Annual Fund Operating Expenses	0.90%	0.71%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example Money Market Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Retail Class	92	287	498	1,108
Institutional Class	73	227	395	883

Principal Investment Strategies

The Fund invests primarily in high-quality, short-term money market instruments, such as securities backed by the full faith and credit of the U.S. Government, securities issued by U.S. Government agencies, obligations issued by corporations and financial institutions, and money market mutual funds that invest in such securities.

The Fund is a money market fund managed to meet the quality, maturity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940. Consistent with these requirements, the Fund:

• Seeks to maintain a net asset value of $1.00 per share.

• Only buys securities that present minimal credit risks and that are rated in one of the top two short-term rating categories or, if unrated, are determined to be of comparable quality to rated securities. The second tier securities will not have a maturity of more than 45 days and the Fund will not hold more than 3% of its total assets in second tier securities.

• Only buys securities with remaining maturities of 397 calendar days or less as determined under Rule 2a-7.

• Maintains a dollar-weighted average portfolio maturity of 60 days or less.

• Will not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. Government securities or as permitted under Rule 2a-7.

• Will not hold more than 5% of its total assets in illiquid securities.

• Maintains a maximum weighted average life maturity of 120 days or less.

• Maintains at least 10 percent of assets in “daily liquid assets”.

• Maintains at least 30 percent of assets in “weekly liquid assets”.

The Fund will limit its purchases to U.S. Government securities and securities of its agencies and instrumentalities, bank obligations and instruments secured thereby, high quality commercial paper, high-grade corporate obligations, funding agreements, repurchase agreements and money market mutual funds that invest in such securities. The Fund generally will attempt to purchase securities with longer maturities when it believes interest rates are falling and will attempt to purchase securities with shorter maturities when it believes interest rates are rising.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Credit Risk. Investments in fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

Investment Company Risk. To the extent the Fund invests in money market mutual funds (“the underlying funds”), you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows variability of the Fund’s annual total returns over time. The table shows the Fund’s average annual total returns for annual time periods ended December 31. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/13 Money Market Fund – Retail Class

Best Quarter : 3rd Qtr. 2006 1.26%	Worst Quarter : 4th Qtr. 2013 0.02%

Average Annual Total Returns Money Market Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Retail Class	0.08%	0.22%	1.72%	4.09%	Mar. 27, 1985
Institutional Class	0.14%	0.31%		1.90%	Dec. 28, 2004
The Lipper Average General Purpose Money Market Fund - Retail	0.01%	0.06%	1.53%	3.82%	Mar. 27, 1985
The Lipper Average General Purpose Money Market Fund - Institutional	0.01%	0.06%	1.53%	1.61%	Dec. 28, 2004

The Fund’s average annual total returns are compared to the Lipper Average General Purpose Money Market Fund which are groupings of retail and institutional money market funds that take into account the deduction of expenses associated with a money market fund, such as investment management and accounting fees.

Yield as of 12/31/13

	Seven-Day Simple Yield	Seven-Day Compound Yield
Money Market Fund – Retail Class	0.09%	0.09%
Money Market Fund – Institutional Class	0.13%	0.13%

Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539 .

Total Return Bond Fund
TOTAL RETURN BOND FUND
Investment Objective - The investment objective is total return, consisting of income and capital growth, consistent with minimizing the risk of loss of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Total Return Bond Fund Total Return Bond Fund Shares
Management Fees		0.40%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.54%
Acquired Fund Fees and Expenses	[1]	0.34%
Total Annual Fund Operating Expenses		1.53%
[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Total Return Bond Fund Total Return Bond Fund Shares	156	483	834	1,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the current year, the Fund’s portfolio turnover rate was 79% of the average value of its portfolio.

Principal Investment Strategies

The Fund, under normal market conditions, invests at least 80% of its assets in bonds which include fixed income securities and/or investments that provide exposure to fixed income securities. Investments in fixed income securities may include, but are not limited to, securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including U.S. and foreign investment grade and non-investment grade corporate bonds, convertible corporate bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in securities of any maturity as well as in preferred stocks. The Fund may invest in securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income investment companies (“underlying funds”), which include foreign and domestic fixed income mutual funds, exchange traded funds (“ETFs”), closed end funds and unit investment trusts.

The Fund’s Adviser uses a combination of quantitative models that seek to measure the relative risks and opportunities of each market segment based upon economic, market, political, currency and technical data, and the Adviser’s own assessment of economic and market conditions, to create an optimal risk/return allocation of the Fund’s assets among various segments of the fixed-income market. After sector allocations are made, the Fund’s Adviser uses traditional credit analysis to identify investments for the Fund’s portfolio. In addition, the Adviser utilizes quantitative models to assist in managing the duration of the Fund’s investment portfolio. As a defensive measure, the Adviser is permitted to shift the Fund’s investments between fixed income investments across the credit quality spectrum, ranging from U.S. Government Securities to high yield securities.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a funds returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. These securities may be backed by the credit of the government as a whole or only by the issuing agency. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Neither the U.S. government nor its agencies guarantee the market value of their securities, and interest rate changes, prepayments and other factors may affect the value of government securities.

High Yield Risk. The Fund may purchase fixed income securities rated below the investment grade category (non-investment grade bond, speculative grade or junk bond). Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Performance
Annual Total Returns as of 12/31/13

Best Quarter : 3rd Qtr. 2012 3.84%	Worst Quarter : 2nd Qtr. 2013 -3.09%

Average Annual Total Returns as of 12/31/13

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns Total Return Bond Fund	1 Year	Since Inception	Inception Date
Total Return Bond Fund Shares	0.01%	3.24%	Jun. 30, 2011
Total Return Bond Fund Shares - Return After Taxes on Distributions	(1.32%)	(1.77%)
Total Return Bond Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	none	1.91%
Barclays Capital Aggregate Bond Index (Reflects No Deduction for Fees, Expenses or Taxes)	(2.02%)	2.82%

The Barclays Capital Aggregate Bond Index (formerly Lehman Brothers US Aggregate Bond Index) is a benchmark index composed of U.S. securities in Treasury, government-related, corporate, and securitized sectors. It includes securities that are of investment grade quality or better, have at least one year to maturity, and have an outstanding par value of at least $250 million.

Balanced Fund
BALANCED FUND
Investment Objective
The investment objective of the Fund is to provide income and long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Balanced Fund Balanced Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.57%
Acquired Fund Fees and Expenses	[1]	0.22%
Total Annual Fund Operating Expenses		1.79%
[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Balanced Fund Balanced Fund Shares	183	566	975	2,116

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 217% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in common and preferred stocks, as well as fixed income securities. The Fund may also invest in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

The Fund will have a minimum of 30% and a maximum of 70%, of its assets invested in equity securities or underlying funds investing in equity securities. For the equity portion of the portfolio, the Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Fund will also have a minimum of 30% and a maximum of 70% of its assets invested in fixed income securities. For the fixed income portion of the portfolio, the Fund may invest in securities of governments throughout the world (including the United States), their agencies and instrumentalities, cash equivalents, income-producing securities including domestic and foreign investment grade and non-investment grade bonds, structured instruments (debt securities issued by agencies of the U.S. Government (such as Ginnie Mae, Fannie Mae, and Freddie Mac), corporations and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), asset-backed securities, inflation-linked securities, commercial paper, certificates of deposit, banker’s acceptances and other bank obligations, money market funds, repurchase agreements, and derivatives, such as futures contracts, options and swaps. The Fund may invest in fixed income securities of any maturity, and of any credit rating (including unrated securities). In addition, for the fixed income portion of the portfolio, the Fund may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield securities” or “junk bonds.” The Fund may also invest in fixed income underlying funds that invest in foreign and domestic fixed-income, ETFs, closed end funds and unit investment trusts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Fund addresses asset allocation decisions by adjusting the mix of stocks, bonds and cash in the Fund, within the parameters described above.. When the Adviser's quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund will reduce its position in underlying equity securities and underlying equity funds in order to attempt to minimize the risk of loss of capital. The Fund may also reduce its equity exposure by selling short stock index futures contracts. The Fund’s goal is to minimize losses during high-risk market environments and to provide attractive returns during low-risk markets.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. The Fund may invest in investment grade and non-investment grade (junk) corporate debt obligations, exchange traded funds, index-based investments and unit investment trusts that invest in investment grade or non-investment grade corporate debt obligations. Investments in corporate bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Non-investment grade (junk) corporate debt obligations may be regarded as speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities.

Fixed Income Risk. The Fund invests in fixed income securities and underlying funds that invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are more volatile and are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Junk Bond Risk. Although junk bonds generally pay higher rates of interest than investment grade bonds, junk bonds are high risk investments that may cause income and principal losses for the Fund.

Performance

The following bar chart and table illustrate how the fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/13

Best Quarter : 3rd Qtr. 2009 8.96%	Worst Quarter : 3rd Qtr. 2011 -11.55%

Average Annual Total Returns as of 12/31/13

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns Balanced Fund		1 Year	5 Years	Since Inception	Inception Date
Balanced Fund Shares		19.79%	9.72%	3.77%	Jan. 31, 2006
Balanced Fund Shares - Return After Taxes on Distributions		17.15%	8.93%	3.06%
Balanced Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares		13.48%	8.03%	2.87%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)		32.39%	17.94%	7.01%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	[1]	12.42%	6.08%	5.04%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	[2]	12.03%	8.97%	5.13%
[1]	From January 1, 2010 to December 31, 2013, the Blended Index was comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Intermediate-Term Government/Credit Index and was representative of the average composition of the Fund.
[2]	As of January 1, 2014, the Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Capital Aggregate Bond Index and provides a better representation of the average composition of the Fund.

Muirfield Fund
MUIRFIELD FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Muirfield Fund Muirfield Fund Shares
Management Fees		0.80%
Distribution (12b-1) Fees		0.20%
Other Expenses		0.54%
Acquired Fund Fees and Expenses	[1]	0.08%
Total Annual Fund Operating Expenses		1.62%
[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Muirfield Fund Muirfield Fund Shares	165	511	881	1,922

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 260% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund may also invest in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

In addition, the quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Adviser’s models also help guide the selection of the Fund’s investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Adviser may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its position in common stocks and underlying equity funds in order to attempt to reduce the risk of loss when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards. As a result, by utilizing an unconstrained tactical strategy, the Fund may invest up to 100% of its assets in fixed income securities. The Fund may also reduce its equity exposure by selling short stock index futures contracts.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The Fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/13

Best Quarter : 3rd Qtr. 2009 11.86%	Worst Quarter : 3rd Qtr. 2011 -16.17%

Average Annual Total Returns as of 12/31/13

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns Muirfield Fund	1 Year	5 Years	10 Years	Inception Date
Muirfield Fund Shares	30.46%	12.68%	5.35%	Aug. 10, 1988
Muirfield Fund Shares - Return After Taxes on Distributions	27.80%	12.12%	4.90%
Muirfield Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	20.75%	10.83%	4.43%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	32.39%	17.94%	7.41%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	18.56%	6.37%	5.34%

The Blended Index is comprised 60% of the S&P 500 Index and 40% of 90-day T-bills.
Spectrum Fund
SPECTRUM FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Spectrum Fund Spectrum Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.83%
Expenses on Short Sales		0.50%
Acquired Fund Fees and Expenses	[1]	0.08%
Total Annual Fund Operating Expenses		2.41%
[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fees and expenses are not reflected in the Financial Highlights or audited financial statements. The Acquired Fund Fees and Expenses are based on estimated fee and expense amounts for the Acquired Funds the Fund expected to invest in for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years
Spectrum Fund Spectrum Fund Shares	210	680

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund seeks to achieve its goal primarily by taking long and short positions in the global securities markets. The Fund primarily invests long in common and preferred stocks and in investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts. Short positions involve selling a security the Fund does not own in anticipation that the security’s price will decline. The Fund’s typical long equity investment exposure will range from 0% to 150%, while the Fund’s typical short equity investment exposure will range from 0% to 50%. Under normal circumstances, the Fund’s net long equity exposure will not be greater than 100%.

The Fund may select growth- or value-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. The Fund may also establish long or short positions in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts. In addition, the Fund may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Adviser’s quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Fund may also establish long or short positions in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs), and may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts. The Adviser’s models also help guide the selection of the Fund’s investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Adviser may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies.

As a defensive tactic, the Fund will reduce or eliminate its net position in common stocks and underlying equity funds in an attempt to preserve capital when the Adviser’s evaluation indicates that the risks of the stock market may be greater than the potential rewards. As a result, the Fund’s net exposure to stocks may be 0%, or the Fund may invest up to 100% of its assets in fixed income securities.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Short Selling Risk. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. The Fund may not be able to successfully implement its short sale strategy due to limited availability of desired securities or for other reasons.

Turnover Risk. The Fund may actively trade portfolio securities to achieve its principal investment strategies, and can be driven by changes in our various quantitative investment models discussed above. A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Fund’s performance over time and may generate more taxable short-term gains for shareholders.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Credit Risk. The Fund invests in fixed income securities of any credit quality. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Fixed Income Risk. The Fund invests in fixed income securities of any maturity. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance
Performance history will be available for the Fund after it has been in operation for one calendar year.
Dynamic Growth Fund
DYNAMIC GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Dynamic Growth Fund Dynamic Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.08%
Total Annual Fund Operating Expenses		1.66%
[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Dynamic Growth Fund Dynamic Growth Fund Shares	169	523	902	1,965

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 276% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies (“underlying funds”), which include foreign and domestic mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds and unit investment trusts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Adviser’s quantitative models assist the Adviser in selecting growth- or value-oriented investments (including specific sectors) for the Fund, and there are no investment limitations on market capitalization range or geographic region. The Adviser’s models also help guide the selection of the Fund’s investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk. The Adviser may focus on stocks or underlying funds investing in stocks that are newer and/or smaller capitalization companies. The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs).

As a defensive tactic, when the Adviser’s quantitative models and evaluation indicate that the risks of the stock market may be greater than the potential rewards, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally declines. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/13

Best Quarter : 2nd Qtr. 2009 17.80%	Worst Quarter : 4th Qtr. 2008 -22.27%

Average Annual Total Returns as of 12/31/13

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns Dynamic Growth Fund	1 Year	5 Years	10 Years	Inception Date
Dynamic Growth Fund Shares	31.61%	16.20%	5.59%	Feb. 29, 2000
Dynamic Growth Fund Shares - Return After Taxes on Distributions	27.54%	15.44%	4.86%
Dynamic Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	21.31%	13.89%	4.50%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)	32.39%	17.94%	7.41%

Strategic Growth Fund
STRATEGIC GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Strategic Growth Fund Strategic Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.58%
Acquired Fund Fees and Expenses	[1]	0.17%
Total Annual Fund Operating Expenses		1.75%
[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Strategic Growth Fund Strategic Growth Fund Shares	178	551	949	2,062

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 231% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. The Fund may also invest in index funds and index-based investments, such as Standard & Poor's Depositary Receipts (SPDRS). Additionally, the Fund may invest directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

Other than as provided for below, the Fund is fully invested in the equity market at all times and holds a fixed allocation across six distinct investment categories. The mix of investments selected to represent each investment category is variable and actively managed by utilizing the Adviser’s quantitative models and by employing a strategic investment selection process. The current target allocation is comprised of the following: 30% international holdings, 25% large-cap holdings, 20% mid-cap holdings, 10% small-cap holdings, 7.5% real estate holdings, and 7.5% commodities holdings. Since these are target investment allocations, the actual allocations of the Fund’s assets may deviate from the target percentages.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. A portion of the Fund’s assets will be allocated to mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or other individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Sector Risk. The underlying investments in the Fund may invest in specific sectors of the stock market. Investing in specific market sectors presents additional components of risk. The performance of sector specific investments is largely dependent on the industry’s performance which may be different than the overall stock market. As a result, if a Fund is heavily concentrated in a specific sector, then that particular sector could significantly impact the return of the Fund.

Commodities Risk. The Fund may invest in commodities or in underlying funds that invest in commodities. Indirectly investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices are influenced by unfavorable weather, animal and plant disease, geologic and environmental factors, as well as international economic, political and regulatory developments such as tariffs, embargoes or burdensome production rules and restrictions.

Real Estate Risk. The Fund may invest in real estate investment trusts or in underlying funds that invest in real estate, including real estate investment trusts. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/13

Best Quarter : 2nd Qtr. 2009 20.22%	Worst Quarter : 4th Qtr. 2008 -26.91%

Average Annual Total Returns as of 12/31/13

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns Strategic Growth Fund		1 Year	5 Years	Since Inception	Inception Date
Strategic Growth Fund Shares		23.82%	15.91%	3.88%	Jan. 31, 2006
Strategic Growth Fund Shares - Return After Taxes on Distributions		21.17%	15.35%	3.35%
Strategic Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares		16.63%	13.78%	3.12%
The S&P 500 Index (Reflects No Deduction for Fees, Expenses or Taxes)		32.39%	17.94%	7.01%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	[1]	21.57%	16.46%	5.57%
Blended Index (Reflects No Deduction for Fees, Expenses or Taxes)	[2]	20.94%	16.53%	5.91%
[1]	From January 1, 2010 to December 31, 2013, the Blended Index was comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Intermediate-Term Government/Credit Index and was representative of the average composition of the Fund.
[2]	As of January 1, 2014, the Blended Index is comprised 42% of the S&P 500 Index, 28% of the average 90-day T-bills and 30% of the Barclays Capital Aggregate Bond Index and provides a better representation of the average composition of the Fund.

Aggressive Growth Fund
AGGRESSIVE GROWTH FUND
Investment Objective
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Aggressive Growth Fund Aggressive Growth Fund Shares
Management Fees		0.75%
Distribution (12b-1) Fees		0.25%
Other Expenses		0.65%
Acquired Fund Fees and Expenses	[1]	0.09%
Total Annual Fund Operating Expenses		1.74%
[1]	Acquired Fund Fees and Expenses are incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds ("underlying funds"). These fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Aggressive Growth Fund Aggressive Growth Fund Shares	177	548	944	2,052

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 272% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in common and preferred stocks. The Fund also invests in equity investment companies (“underlying funds”), which include domestic and foreign mutual funds, as well as in exchange traded funds (“ETFs”), closed-end funds, and unit investment trusts. Guided by the Adviser’s quantitative models, the Adviser uses an aggressive growth strategy in choosing the Fund’s investments, and may invest in smaller or newer companies, which are more likely to grow, but also more likely to suffer more significant losses, than larger or more established companies. The Adviser may also select value- or growth-oriented investments (including specific sectors), without limitation to market capitalization range or geographic region. In addition, the Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs). The Fund also may invest up to 100% of its assets directly in, or in underlying funds investing in, futures contracts and options on futures contracts.

When selecting investments for the Fund, the Adviser continually evaluates style, market capitalization, sector rotation, and international positions, by utilizing a series of quantitative models to perform fundamental and technical analysis, in order to identify opportunities that have the best attributes for outperformance. Fundamental analysis, as performed by the Adviser, primarily involves using quantitative models to assess a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. Technical analysis, as performed by the Adviser, primarily involves using quantitative models to analyze the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

The Adviser continually evaluates style, market capitalization, sector rotation, and international positions when selecting investments by performing fundamental and technical analysis to identify opportunities that have the best attributes for outperformance. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value, while technical analysis analyzes the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors. The Adviser’s models also help guide the selection of the Fund’s investments in common stocks or underlying fund types, as the Adviser selects securities that the Adviser believes represent above average market potential relative to market risk.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund may hold mid- and small-capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Investment Company Risk. Because the Fund may invest in underlying funds, the value of your investment also will fluctuate in response to the performance of the underlying funds. In addition, you will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. You also may receive taxable capital gains distributions to a greater extent than would be the case if you invested directly in the underlying funds.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Exchange Traded Fund and Index Fund Risk. The ETFs and index funds will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs and index funds will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs and index funds to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Closed-end Fund Risk. The value of the shares of a closed-end fund may be higher or lower than the value of the portfolio securities held by the closed-end fund. Closed-end investment funds may trade infrequently and with small volume, which may make it difficult for the Fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

Credit Risk. Investments in bonds and other fixed income securities involve certain risks. An issuer of a fixed income security may not be able to make interest and principal payments when due. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Aggressive Growth Stock Risk. Investments in smaller or newer growth companies can be both more volatile and more speculative. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.

Fixed Income Risk. The Fund may invest in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income investments generally decline. On the other hand, if rates fall, the value of the fixed income investments generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. The market value of debt securities (including U.S. Government securities) with longer maturities are likely to respond to a greater degree to changes in interest rates than the market value of debt securities with shorter maturities.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/13

Best Quarter : 2nd Qtr. 2009 18.70%	Worst Quarter : 4th Qtr. 2008 -21.42%

Average Annual Total Returns as of 12/31/13

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns Aggressive Growth Fund	1 Year	5 Years	10 Years	Inception Date
Aggressive Growth Fund Shares	30.40%	16.22%	5.40%	Feb. 29, 2000
Aggressive Growth Fund Shares - Return After Taxes on Distributions	30.23%	16.19%	5.30%
Aggressive Growth Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	19.98%	14.32%	4.67%
The S&P 500 Index (Reflects No Deduction For Fees, Expenses or Taxes)	32.39%	17.94%	7.41%

Quantex Fund
QUANTEX FUND
Investment Objective:
The investment objective of the Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Quantex Fund Quantex Fund Shares
Management Fees		1.00%
Distribution (12b-1) Fees		0.20%
Other Expenses		0.74%
Total Annual Fund Operating Expenses		1.94%
Fee Waiver or Reimbursement (as a percentage of net assets)	[1]	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver		1.69%
[1]	The Adviser has contractually agreed to reduce its management fee by 0.25%. The agreement may be terminated by the Adviser after April 30, 2015, unless the contract is renewed.

Example:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Quantex Fund Quantex Fund Shares	172	585	1,024	2,244

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies

Normally, at least 80% of the Fund’s net assets will be invested in the common stock equity securities of small- and mid-capitalization companies. Mid-capitalization companies are defined as those whose market capitalizations are similar to the market capitalization of companies in the S&P MidCap 400 Index or a similar index, while small capitalization companies are defined as those whose market capitalizations are similar to those of companies in the Russell 2000 Index or a similar index. Typically, the Fund will be diversified throughout all major industry sectors. However, more emphasis is given to capitalization levels and there are occasions when all sectors are not represented in the Fund’s portfolio.

The Fund employs a quantitative investment approach that utilizes an investment model to determine which securities are to be added or removed from the Fund’s portfolio on an annual basis. Stocks in the portfolio whose value has risen above or fallen below the predetermined market capitalization ranges are sold, while new undervalued stocks that have moved into the predetermined capitalization ranges are added to the Fund’s portfolio. The Fund’s holdings are then restructured to create an equally-weighted portfolio of equity securities.

The Fund may invest in index funds and index-based investments, such as Standard & Poor’s Depositary Receipts (SPDRs) and stock index futures as a means of providing adequate liquidity and maintaining a fully-invested position in equity securities at all times. The Fund also may invest in open-end investment companies and exchange traded funds.

As a defensive tactic, the Fund may invest up to 20% of its assets in investment grade fixed income securities of any maturity.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions and/or changes in the conditions of individual issuers.

Market Capitalization Risk. The Fund will hold mid- and small-capitalization investments which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market or that affect individual issuers.

Exchange Traded Fund Risk. The ETFs will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ability of the ETFs to track their applicable indices. The Fund also will incur brokerage costs when it purchases ETFs. An ETF may trade at a discount to its net asset value.

Liquidity Risk. Reduced liquidity affecting an individual security or an entire market may have an adverse impact on market price and the Fund’s ability to sell particular securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the funds, and the cost of such strategies may reduce a fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/13

Best Quarter : 2nd Qtr. 2009 34.86%	Worst Quarter : 4th Qtr. 2008 -30.63%

Average Annual Total Returns as of 12/31/13

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns Quantex Fund	1 Year	5 Years	10 Years	Inception Date
Quantex Fund Shares	41.54%	28.26%	9.47%	Mar. 20, 1985
Quantex Fund Shares - Return After Taxes on Distributions	41.46%	28.13%	9.38%
Quantex Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	28.04%	25.35%	8.41%
Blended Index	36.16%	21.02%	9.76%
The S&P MidCap 400 Index (Reflects No Deduction for Fees, Expenses or Taxes)	33.50%	21.89%	10.36%
The Russell 2000 Index (Reflects No Deduction For Fees, Expenses or Taxes)	38.82%	20.08%	9.07%

The Blended Index consists of 50% of the Russell 2000 Index and 50% of the S&P MidCap 400 Index.
Utilities and Infrastructure Fund
UTILITIES AND INFRASTRUCTURE FUND
Investment Objective
The investment objective of the Fund is to provide total return, including capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Utilities and Infrastructure Fund Utilities and Infrastructure Fund Shares
Management Fees	1.00%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.74%
Total Annual Fund Operating Expenses	1.99%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost of investing in the Fund would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Utilities and Infrastructure Fund Utilities and Infrastructure Fund Shares	202	624	1,073	2,317

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies

The Fund generally invests at least 80% of the value of its net assets, plus any borrowing for investment purposes, in the equity securities, both common and preferred, of domestic or foreign utility companies, their suppliers and subcontractors. Under normal circumstances, the Fund will invest 25% or more of its total assets in securities of public utility companies. Utility companies are defined as those that provide electricity, natural gas, water, telecommunications, video distribution or sanitary services (collectively, “utility services”) to the public and industry. Any utility company in which the Fund invests must derive at least 50% of its revenues from the provision of utility services. The Fund also invests in companies that derive at least 50% of their revenues from supplying services and equipment to utility companies. Suppliers of services and equipment to those companies may include, for example, transportation and distribution services between utilities and producers of energy, independent producers of energy, construction companies, related tool and machinery manufacturers, meter and measuring device companies, and manufacturers of control software and enabling technology of any kind. Suppliers may also include telephone, broadband and routing equipment manufacturers, and alternate energy equipment manufacturers. The Fund may not invest in electric utilities that generate power from nuclear reactors. The Fund may invest in derivatives, such as financial futures contracts and related options as a hedge against changes, resulting from market conditions, in the value of securities held or intended to be held by the Fund.

The Fund’s sub-adviser uses fundamental analysis to identify those securities that it believes provide potential for capital appreciation, current income or growth of income. Fundamental analysis involves assessing a company and its business environment, management, balance sheet, income statement, anticipated earnings and dividends, and other related measures of value. In addition, the sub-adviser may from time to time use technical analysis in attempting to determine optimal buy and sell points for individual securities. Technical analysis views the absolute and relative movement of a company’s stock in an effort to ascertain the probabilities for future price change, based on market factors.

Other than as set forth in the Statement of Additional Information, the investment policies and limitations of the Fund are not fundamental and may be changed by the Board without shareholder approval.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Loss of money is a risk of investing in a mutual fund.

Stock Market Risk. Because the Fund holds equity investments, it will fluctuate in value due to changes in general economic conditions.

Market Capitalization Risk. The Fund may hold mid and small capitalization investments, which presents additional risk. Investments in these capitalization ranges may be more sensitive to events and conditions that affect the stock market.

Foreign Investment Risk. Investments in foreign countries present additional components of risk; including economic, political, legal and regulatory differences compared to domestic investments. Additionally, foreign currency fluctuations may affect the value of foreign investments.

Concentration Risk. Because the Fund is concentrated in the utility industry, its performance is largely dependent on the utility industry’s performance, which may differ from that of the overall stock market. Governmental regulation of public utility companies can limit their ability to expand their businesses or to pass cost increases on to customers. Companies providing power or energy-related services may also be affected by fuel shortages or cost increases, environmental protection or energy conservation regulations, and fluctuating demand for their services. The telecommunications segment has historically been more volatile due to the rapid pace of product change and development within the segment. The stock prices of companies operating within this sector may be subject to abrupt or erratic movements.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investment and could result in losses that significantly exceed the Fund’s original investment. Derivatives also are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives for hedging or risk management purposes may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. The value of futures and options held by the Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in the Fund’s portfolio. All transactions in futures and options involve the possible risk of loss to the Fund of all or a significant part of its investment. In some cases, the risk of loss may exceed the amount of the Fund’s investment. When the Fund sells a futures contract or writes a call option without holding the underlying securities, currencies or futures contracts, its potential loss is unlimited. The Fund will, however, be required to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy the Fund’s obligations under futures and options contracts. The successful use of futures and exchange-traded options depends on the availability of a liquid secondary market to enable the Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time.

Performance

The following bar chart and table illustrate how the Fund’s performance has varied from year to year. The bar chart shows the variability of the Fund’s annual total returns over time, and shows that Fund performance can change from year to year. The table shows the Fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the Fund. Of course, the Fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.meederfunds.com or by calling 1-800-325-3539.

Annual Total Returns as of 12/31/13

Best Quarter: 2nd Qtr. 2009 16.21%	Worst Quarter: 4th Qtr. 2008 -20.10%

Average Annual Total Returns as of 12/31/13

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s particular tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, or to shares held by non-taxable entities.

Average Annual Total Returns Utilities and Infrastructure Fund	1 Year	5 Years	10 Years	Inception Date
Utilities and Infrastructure Fund Shares	28.96%	15.19%	9.27%	Jun. 21, 1995
Utilities and Infrastructure Fund Shares - Return After Taxes on Distributions	28.68%	14.80%	8.86%
Utilities and Infrastructure Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	18.81%	13.12%	7.97%
Russell 3000 Utilities Index (Reflects No Deduction for Fees, Expenses or Taxes)	15.66%	11.71%	8.10%